Earnings/(loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 192.7	€ 249.8	€ 181.0
Weighted average Ordinary Shares and Founder Preferred Shares	170,573,002	174,279,621	178,070,770
Basic earnings per share (in euros per share)	€ 1.13	€ 1.43	€ 1.02
Weighted average Ordinary Shares and Founder Preferred Shares	171,203,914	174,279,621	178,070,770
Diluted earnings per share (in euros per share)	€ 1.13	€ 1.43	€ 1.02
Profit (loss)	€ 192.7	€ 249.8	€ 181.0